Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
CIK	dei_EntityCentralIndexKey	0000822977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 22, 2022
Effective Date	dei_DocumentEffectiveDate	Aug. 22, 2022
Prospectus Date	rr_ProspectusDate	Aug. 22, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A